Subsequent Events (Details Narrative) $ / shares in Units, $ in Thousands		14 Months Ended
	Jan. 13, 2023 USD ($)	Feb. 16, 2023 $ / shares	Feb. 24, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Subsequent Event [Line Items]
Property, Plant and Equipment, Net				$ 2,881,551	$ 3,013,038
Subsequent Event [Member]
Subsequent Event [Line Items]
Dividends Payable, Amount Per Share | $ / shares		$ 0.60
Dividends Payable, Date to be Paid		Mar. 14, 2023
Dividends Payable, Date of Record		Feb. 28, 2023
Vessels In Ukraine [Member] | Subsequent Event [Member] | Star Pavlina [Member]
Subsequent Event [Line Items]
Estimated Insurance Recoveries			$ 55,000
Property, Plant and Equipment, Net			$ 26,119
"Standard Chartered $47,000" [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of Loan Tranches	2
"Standard Chartered $47,000" [Member] | Tranche A [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from Lines of Credit	$ 22,829
"Standard Chartered $47,000" [Member] | Tranche B [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from Lines of Credit	$ 24,171